Net income(loss) per ordinary share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Jan. 11, 2021	Nov. 25, 2020 shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Net income/(loss) per ordinary share
Additional shares issued for share split (in shares)		143,681,555
Share split ratio	10
Numerator:
Net income/(loss) attributable to RLX Technology Inc			¥ 2,024,713	$ 317,721	¥ (128,101)	¥ 47,748
Numerator for basic and diluted net income/ (loss) per ordinary share | ¥			¥ 2,024,713		¥ (128,101)	¥ 47,748
Denominator:
Weighted average number of ordinary shares (a)			1,401,371,494	1,401,371,494	1,436,815,570	1,436,815,570
Adjustments for dilutive options and RSUs			8,319,385	8,319,385
Denominator for net income/(loss) per ordinary share-diluted			1,409,690,879	1,409,690,879	1,436,815,570	1,436,815,570
Net income /(loss) per ordinary share
- Basic | (per share)			¥ 1.445	$ 0.227	¥ (0.089)	¥ 0.033
- Diluted | (per share)			¥ 1.436	$ 0.225	¥ (0.089)	¥ 0.033